Patents and trademarks, net (10-K)	12 Months Ended
Dec. 31, 2011
Patents and Trademarks, net (10-K) [Abstract]
Patents and trademarks, net
8. Patents and trademarks, net

Patents and trademarks consist of the following:

	December 31,
	2011	2010

Purchased and licensed patent rights	$566	$566
Internally developed patents	1,664	1,664
Trademarks	91	91
Total	2,321	2,321
Accumulated amortization	$(1,353)	$(1,216)
Total intangible assets, net	$968	$1,105

Amortization expense was $137 and $140 for the years ended December 31, 2011 and 2010, respectively.  The estimated aggregate amortization expense for each of the five succeeding years is as follows:

December 31,	Aggregate Amortization Expense
2012	$127
2013	113
2014	98
2015	94
2016	91
Thereafter	445

Accumulated amortization for the years ended December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010

Purchased and licensed patent rights	$(424)	$(392)
Internally developed patents	(847)	(752)
Trademarks	(82)	(72)
Total	$(1,353)	$(1,216)

The weighted average amortization periods for the years ended December 31, 2011 and 2010 is as follows

	December 31,
	2011	2010

Purchased and licensed patent rights	17	17
Internally developed patents	17	17
Trademarks	10	10

Purchased patent rights represent the exclusive right to commercialize the bulk amorphous alloy and other amorphous alloy technology acquired from California Institute of Technology ("Caltech"), a shareholder, through a license agreement with Caltech and other institutions. All fees and other amounts payable by the Company for these rights and licenses have been paid or accrued in full, and no further royalties, license fees or other amounts will be payable in the future under the License Agreements.

In addition to the purchased and licensed patents, the Company has internally developed patents. Internally developed patents include legal and registration costs incurred to obtain the respective patents. The Company currently holds various patents and numerous pending patent applications in the United States, as well as numerous foreign counterparts to these patents outside of the United States.